CAPITAL STRUCTURE	9 Months Ended
Sep. 30, 2023
Text Block [Abstract]
CAPITAL STRUCTURE
11.	CAPITAL STRUCTURE
During February and March 2022, Studio City International, respectively, announced and completed a series of private offers (the “2022 Private Placements”) of 400,000,000 Class A ordinary shares to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $300,000 and offering expenses of $841. The 2022 Private Placements resulted in an adjustment to the carrying amount of the Participation Interest with a corresponding increase in the Company’s additional paid-in
capital.
As of September 30, 2023 and December 31, 2022, Studio City International’s authorized share capital was 1,927,488,240 Class A ordinary shares and 72,511,760 Class B ordinary shares of a par value of $0.0001 each. As of September 30, 2023 and December 31, 2022, 770,352,700 Class A ordinary shares and 72,511,760 Class B ordinary shares were issued and outstanding in each of those periods
.